Operating Lease (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Operating Lease [Line Items]
Monthly rent	$ 7
Lease period	24 months
Description of operating lease, option to extend	option to extend the lease period for additional two periods of 24 months
Initial recognition of right-of-use asset	$ 306